Expense Example {- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2020 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example:
1 year	$ 655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Freedom 2020 Fund-Class M
Expense Example:
1 year	456
3 years	681
5 years	925
10 years	1,621
Class C
Expense Example:
1 year	261
3 years	499
5 years	860
10 years	1,677
Class I
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	726
Class Z
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	$ 640